McElhenny Sheffield Managed Risk ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares		Security Description	Value
		EXCHANGE TRADED FUNDS - 98.0% (a)
		Currency - 13.0%
175,972		WisdomTree Bloomberg U.S. Dollar Bullish Fund	$4,518,961
		Precious Metals - 19.8%
118,352		iShares Gold Strategy ETF (b)	6,854,593
		U.S. Nasdaq Large Cap Non-Financial - 40.5%
115,622		Invesco Nasdaq 100 ETF (c)	14,015,699
		U.S. Equity Total Market - 10.1%
38,514		iShares Core S&P Total US Stock Market ETF	3,492,064
		U.S. Treasury Bonds - 14.6%
86,534		Vanguard Short-Term Treasury ETF	5,040,605
		TOTAL EXCHANGE TRADED FUNDS (Cost $33,424,691)	33,921,922

		SHORT-TERM INVESTMENTS - 2.1%
707,651		First American Treasury Obligations Fund - Class X, 4.24% (d)	707,651
		TOTAL SHORT-TERM INVESTMENTS (Cost $707,651)	707,651

		Total Investments (Cost $34,132,342) - 100.1%	34,629,573
		Liabilities in Excess of Other Assets - (0.1)%	(19,959)
		NET ASSETS - 100.0%	$34,609,614

		Percentages are stated as a percent of net assets.
		The Fund’s security classifications are defined by the Fund Adviser.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)	Affiliated Exchange Traded Fund during the period.
	(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	(d)	Rate shown is the annualized seven-day yield as of January 31, 2023.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

McElhenny Sheffield Managed Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$33,921,922	$-	$-	$33,921,922
Short-Term Investments	707,651	-	-	707,651
Total Investments in Securities	$34,629,573	$-	$-	$34,629,573

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Funds during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

McElhenny Sheffield Managed Risk ETF					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	10/31/2022	at Cost	from Sales	Gain (Loss)	(Depreciation)	1/31/2023
iShares Gold Strategy ETF	$6,205,012	$3,251,475	$(3,755,870)	$(28,860)	$1,182,836	$6,854,593
	$6,205,012			$(28,860)	$1,182,836	$6,854,593